Expense Example {- Fidelity International Value Fund} - 10.31 Fidelity International Value Fund Retail PRO-06 - Fidelity International Value Fund - Fidelity International Value Fund	Dec. 30, 2020 USD ($)
Expense Example:
1 year	$ 96
3 years	300
5 years	520
10 years	$ 1,155